Intangible Assets and Goodwill (By Amortization Period) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Finite-Lived Intangible Assets [Line Items]
Amount	$ 16,868,000		$ 11,368,000	$ 23,235,000
Accumulated Amortization	(6,639,000)		(6,029,000)	(4,552,000)
Carrying Value	10,229,000		5,339,000	18,683,000
Amortization expense	610,000	$ 797,000	$ 1,227,000	3,497,000
Capitalized software
Finite-Lived Intangible Assets [Line Items]
Amortization Period			36 months
Amount			$ 0	1,610,000
Accumulated Amortization			0	(515,000)
Carrying Value			0	1,095,000
Other
Finite-Lived Intangible Assets [Line Items]
Amount	326,000		326,000	326,000
Accumulated Amortization	(18,000)		(18,000)	(8,000)
Carrying Value	$ 308,000		308,000	318,000
Wetpaint | Technology-Based Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Amortization Period	60 months
Amount	$ 4,952,000		4,952,000
Accumulated Amortization	(3,368,000)		(3,276,000)
Carrying Value	$ 1,584,000		$ 1,676,000
Wetpaint | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Amortization Period			60 months
Amount			$ 4,952,000	10,600,000
Accumulated Amortization			(3,276,000)	(2,336,000)
Carrying Value			$ 1,676,000	8,264,000
Wetpaint | Trademarks
Finite-Lived Intangible Assets [Line Items]
Amortization Period	276 months		276 months
Amount	$ 1,453,000		$ 1,453,000	5,800,000
Accumulated Amortization	(427,000)		(415,000)	(296,000)
Carrying Value	$ 1,026,000		$ 1,038,000	5,504,000
Wetpaint | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization Period	60 months		60 months
Amount	$ 917,000		$ 917,000	2,000,000
Accumulated Amortization	(832,000)		(827,000)	(617,000)
Carrying Value	$ 85,000		$ 90,000	1,383,000
Wetpaint | Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Amortization Period			36 months
Amount			$ 0	609,000
Accumulated Amortization			0	(313,000)
Carrying Value			$ 0	296,000
WatchPoints | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Amortization Period			60 months
Amount			$ 829,000	1,740,000
Accumulated Amortization			(559,000)	(355,000)
Carrying Value			$ 270,000	1,385,000
Dijit | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Amortization Period			60 months
Amount			$ 627,000	550,000
Accumulated Amortization			(212,000)	(112,000)
Carrying Value			415,000	438,000
Choose Digital | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Amortization Period	60 months
Amount	$ 627,000		627,000
Accumulated Amortization	(234,000)		(212,000)
Carrying Value	$ 393,000		415,000
Choose Digital | Intellectual Property
Finite-Lived Intangible Assets [Line Items]
Amortization Period	60 months
Amount	$ 829,000		829,000
Accumulated Amortization	(574,000)		(559,000)
Carrying Value	$ 255,000		$ 270,000
Choose Digital | Other
Finite-Lived Intangible Assets [Line Items]
Amortization Period			84 months
Amount			$ 180,000	0
Accumulated Amortization			(38,000)	0
Carrying Value			$ 142,000	0
DDGG | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Amortization Period			60 months
Amount			$ 1,498,000	0
Accumulated Amortization			(303,000)	0
Carrying Value			$ 1,195,000	0
DDGG | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization Period			24 months
Amount			$ 556,000	0
Accumulated Amortization			(351,000)	0
Carrying Value			$ 205,000	0
DDGG | Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Amortization Period			6 months
Amount			$ 30,000	0
Accumulated Amortization			(30,000)	0
Carrying Value			0	$ 0
DraftDay.com | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Amortization Period	60 months
Amount	$ 1,498,000		1,498,000
Accumulated Amortization	(394,000)		(303,000)
Carrying Value	$ 1,104,000		1,195,000
DraftDay.com | Trade Names
Finite-Lived Intangible Assets [Line Items]
Amortization Period	84 months
Amount	$ 180,000		180,000
Accumulated Amortization	(50,000)		(38,000)
Carrying Value	$ 130,000		142,000
DraftDay.com | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization Period	24 months
Amount	$ 556,000		556,000
Accumulated Amortization	(456,000)		(351,000)
Carrying Value	$ 100,000		205,000
DraftDay.com | Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Amortization Period	6 months
Amount	$ 30,000		30,000
Accumulated Amortization	(30,000)		(30,000)
Carrying Value	$ 0		0
Rant, Inc. | Technology-Based Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Amortization Period	60 months
Amount	$ 1,500,000		0
Accumulated Amortization	(64,000)		0
Carrying Value	$ 1,436,000		0
Rant, Inc. | Marketing-Related Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Amortization Period	24 months
Amount	$ 650,000		0
Accumulated Amortization	(68,000)		0
Carrying Value	$ 582,000		0
Rant, Inc. | Trademarks
Finite-Lived Intangible Assets [Line Items]
Amortization Period	120 months
Amount	$ 2,700,000		0
Accumulated Amortization	(56,000)		0
Carrying Value	$ 2,644,000		0
Rant, Inc. | Media Content
Finite-Lived Intangible Assets [Line Items]
Amortization Period	24 months
Amount	$ 650,000		0
Accumulated Amortization	(68,000)		0
Carrying Value	$ 582,000		$ 0